Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
February 28, 2026
FEGK6-NPRT1-0426
1.9883993.108
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 2.1%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	1,096,881	2,825,755
Materials - 1.8%
Metals & Mining - 1.8%
Anglogold Ashanti Plc	104,100	13,300,857
OceanaGold Corp	122,000	5,188,388
TOTAL MATERIALS		18,489,245
TOTAL AUSTRALIA		21,315,000
CANADA - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	50,303	4,454,086
ISRAEL - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	926	28,400
Information Technology - 0.3%
Software - 0.3%
Cellebrite DI Ltd (a)	257,263	3,431,889
TOTAL ISRAEL		3,460,289
KOREA (SOUTH) - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Coupang Inc Class A (a)	505,748	9,649,672
PUERTO RICO - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Unusual Machines Inc /US (a)(c)	114,700	1,565,655
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	42,900	1,993,992
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	77,556	5,142,738
UNITED STATES - 94.6%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (a)(c)	51,338	4,065,456
Entertainment - 1.8%
Live Nation Entertainment Inc (a)	38,294	6,208,989
ROBLOX Corp Class A (a)	180,448	12,389,560
		18,598,549
Interactive Media & Services - 0.5%
Reddit Inc Class A (a)	34,332	5,005,949
Media - 0.3%
Trade Desk Inc (The) Class A (a)	111,859	2,664,481
TOTAL COMMUNICATION SERVICES		30,334,435
Consumer Discretionary - 15.1%
Hotels, Restaurants & Leisure - 8.3%
Brinker International Inc (a)	19,860	2,943,252
Cava Group Inc (a)(c)	45,670	3,766,405
Cheesecake Factory Inc/The	39,049	2,529,594
DraftKings Inc Class A (a)	40,793	972,505
Dutch Bros Inc Class A (a)	154,981	8,308,531
Expedia Group Inc Class A	30,196	6,512,975
First Watch Restaurant Group Inc (a)	250,679	3,123,460
Flutter Entertainment PLC (a)(c)	30,519	3,239,287
Hilton Worldwide Holdings Inc	67,470	21,035,797
Royal Caribbean Cruises Ltd	60,791	18,903,569
Texas Roadhouse Inc	48,947	8,950,938
Wingstop Inc	15,305	3,971,801
		84,258,114
Household Durables - 2.6%
PulteGroup Inc	38,484	5,280,004
SharkNinja Inc (a)	69,249	8,508,625
Somnigroup International Inc	137,627	12,318,993
		26,107,622
Specialty Retail - 2.7%
Carvana Co Class A (a)	40,775	13,625,374
Ross Stores Inc	26,000	5,346,640
Tractor Supply Co	63,956	3,315,479
Ulta Beauty Inc (a)	7,200	4,930,488
Wayfair Inc Class A (a)	3,650	278,605
		27,496,586
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp (a)	14,694	1,723,165
Tapestry Inc	64,167	9,976,043
VF Corp	181,799	3,530,537
		15,229,745
TOTAL CONSUMER DISCRETIONARY		153,092,067
Consumer Staples - 2.7%
Beverages - 0.3%
Celsius Holdings Inc (a)	59,384	3,183,576
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	16,946	11,618,009
Performance Food Group Co (a)	80,132	7,777,612
US Foods Holding Corp (a)	52,889	5,109,606
		24,505,227
TOTAL CONSUMER STAPLES		27,688,803
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Inc	24,526	5,781,514
Targa Resources Corp	51,444	12,130,496
Texas Pacific Land Corp	4,305	2,257,068
TOTAL ENERGY		20,169,078
Financials - 4.1%
Capital Markets - 3.3%
Ameriprise Financial Inc	23,319	10,962,729
Ares Management Corp Class A	39,509	4,425,403
Cboe Global Markets Inc	10,600	3,177,032
Coinbase Global Inc Class A (a)	12,510	2,199,884
Jefferies Financial Group Inc	47,181	2,094,836
LPL Financial Holdings Inc	14,888	4,472,057
Robinhood Markets Inc Class A (a)	85,765	6,505,275
		33,837,216
Financial Services - 0.8%
Affirm Holdings Inc Class A (a)	101,309	4,759,497
Corpay Inc (a)	102	33,160
Toast Inc Class A (a)	116,797	3,189,726
		7,982,383
TOTAL FINANCIALS		41,819,599
Health Care - 9.4%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc (a)	37,180	12,377,966
Insmed Inc (a)	65,622	9,799,333
Natera Inc (a)	46,018	9,573,585
Neurocrine Biosciences Inc (a)	10,863	1,436,631
		33,187,515
Health Care Equipment & Supplies - 1.6%
Dexcom Inc (a)	67,600	4,963,868
IDEXX Laboratories Inc (a)	11,800	7,749,414
Penumbra Inc (a)	615	211,800
TransMedics Group Inc (a)	20,646	2,999,038
		15,924,120
Health Care Providers & Services - 3.6%
Cardinal Health Inc	50,637	11,607,520
Cencora Inc	65,737	24,463,368
		36,070,888
Health Care Technology - 0.7%
Doximity Inc Class A (a)	39,816	976,686
Veeva Systems Inc Class A (a)	33,693	6,132,463
		7,109,149
Life Sciences Tools & Services - 0.2%
Medpace Holdings Inc (a)	7,236	3,268,935
TOTAL HEALTH CARE		95,560,607
Industrials - 39.1%
Aerospace & Defense - 15.5%
AeroVironment Inc (a)	4,900	1,236,025
ATI Inc (a)	85,879	14,048,946
Axon Enterprise Inc (a)	45,801	24,842,462
Beta Technologies Inc Class A (a)	4,830	90,804
Carpenter Technology Corp	21,574	8,587,962
HEICO Corp Class A	40,462	9,715,331
Howmet Aerospace Inc	214,132	56,216,074
Karman Holdings Inc (a)(c)	124,065	10,931,367
Leonardo DRS Inc	138,013	5,988,384
Loar Holdings Inc (a)(c)	720	50,969
Rocket Lab Corp	135,391	9,355,518
StandardAero Inc (a)	9,464	291,491
VSE Corp	46,425	10,541,725
Woodward Inc	12,900	4,989,204
		156,886,262
Building Products - 0.5%
Trane Technologies PLC	12,042	5,567,257
Commercial Services & Supplies - 0.9%
Cintas Corp	19,329	3,887,642
GFL Environmental Inc Subordinate Voting Shares (United States)	79,085	3,494,766
Veralto Corp	18,155	1,768,842
		9,151,250
Construction & Engineering - 11.3%
API Group Corp (a)	125,114	5,562,568
Comfort Systems USA Inc	17,995	25,721,513
Construction Partners Inc Class A (a)(c)	114,307	15,359,432
EMCOR Group Inc	15,758	11,418,562
Granite Construction Inc	46,821	6,295,552
IES Holdings Inc (a)	12,000	5,944,200
Legence Corp Class A	6,376	370,126
MasTec Inc (a)	34,821	10,377,354
Quanta Services Inc	26,782	15,080,409
Sterling Infrastructure Inc (a)	43,044	18,428,428
		114,558,144
Electrical Equipment - 2.4%
nVent Electric PLC	53,494	6,331,550
Vertiv Holdings Co Class A	68,918	17,566,509
		23,898,059
Ground Transportation - 1.4%
Old Dominion Freight Line Inc	15,893	3,227,074
XPO Inc (a)	51,156	10,766,803
		13,993,877
Machinery - 3.0%
Federal Signal Corp	55,178	6,424,374
RBC Bearings Inc (a)	30,176	17,378,962
Westinghouse Air Brake Technologies Corp	25,923	6,842,376
		30,645,712
Passenger Airlines - 0.4%
Delta Air Lines Inc	66,714	4,383,110
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	47,700	3,760,191
Trading Companies & Distributors - 3.3%
Core & Main Inc Class A (a)	97,504	5,280,817
Fastenal Co	252,591	11,629,290
FTAI Aviation Ltd	16,800	5,137,440
WW Grainger Inc	10,062	11,518,273
		33,565,820
TOTAL INDUSTRIALS		396,409,682
Information Technology - 13.1%
Communications Equipment - 0.8%
Lumentum Holdings Inc (a)	11,190	7,843,183
Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp Class A	44,144	6,447,673
Coherent Corp (a)	69,751	18,060,626
OSI Systems Inc (a)	36,870	10,515,324
		35,023,623
IT Services - 1.4%
Cloudflare Inc Class A (a)	77,333	13,315,969
Gartner Inc (a)	4,408	692,938
		14,008,907
Semiconductors & Semiconductor Equipment - 2.5%
Astera Labs Inc (a)	51,017	6,062,350
Monolithic Power Systems Inc	13,866	15,845,233
Onto Innovation Inc (a)	14,885	3,213,523
		25,121,106
Software - 4.8%
Appfolio Inc Class A (a)	11,792	2,096,146
Cadence Design Systems Inc (a)	13,656	4,115,918
Datadog Inc Class A (a)	96,250	10,776,150
Fair Isaac Corp (a)	12,323	17,367,544
Guidewire Software Inc (a)	25,543	3,711,909
HubSpot Inc (a)	12,004	3,175,178
Onestream Inc Class A (a)	824	19,438
PAR Technology Corp (a)(c)	100,818	1,652,407
Unity Software Inc (a)	22,058	402,117
Zscaler Inc (a)	33,504	4,924,753
		48,241,560
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage Inc Class A (a)	16,023	1,028,996
Super Micro Computer Inc (a)(c)	45,133	1,461,858
		2,490,854
TOTAL INFORMATION TECHNOLOGY		132,729,233
Materials - 1.2%
Construction Materials - 1.2%
CRH PLC	45,627	5,474,327
Vulcan Materials Co	20,451	6,339,810
TOTAL MATERIALS		11,814,137
Real Estate - 1.8%
Health Care REITs - 0.8%
Welltower Inc	35,240	7,298,909
Real Estate Management & Development - 0.6%
CBRE Group Inc Class A (a)	28,800	4,252,608
Compass Inc Class A (a)	226,000	2,203,500
		6,456,108
Specialized REITs - 0.4%
Iron Mountain Inc	37,787	4,093,466
TOTAL REAL ESTATE		17,848,483
Utilities - 3.1%
Electric Utilities - 1.3%
NRG Energy Inc	74,671	13,363,122
Independent Power and Renewable Electricity Producers - 1.8%
Talen Energy Corp (a)	11,605	4,305,107
Vistra Corp	80,315	13,965,975
		18,271,082
TOTAL UTILITIES		31,634,204
TOTAL UNITED STATES		959,100,328
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	134,200	4,017,982
TOTAL COMMON STOCKS (Cost $810,865,976)		1,010,699,742

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Databricks Inc Series L (d)(e) (Cost $1,366,860)	7,194	1,292,762

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	6,743,982	6,745,330
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	19,840,589	19,842,573
TOTAL MONEY MARKET FUNDS (Cost $26,587,903)			26,587,903

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $838,820,739)	1,038,580,407
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(24,306,659)
NET ASSETS - 100.0%	1,014,273,748

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,825,755 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,292,762 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,456,731.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Databricks Inc Series L	12/18/2025	1,366,860

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,861,690	60,538,339	58,654,480	28,854	(219)	-	6,745,330	6,743,982	0.0%
Fidelity Securities Lending Cash Central Fund	18,014,102	78,117,675	76,289,778	8,697	574	-	19,842,573	19,840,589	0.1%
Total	22,875,792	138,656,014	134,944,258	37,551	355	-	26,587,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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